Condensed Consolidated Interim Statements of Operations and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Expenses
Research and development	$ 1,876	$ 1,546
General and administrative expenses	2,211	2,047
Loss from operations	(4,087)	(3,593)
Share of loss in associate accounted for using equity method	(60)	(44)
Change in fair value of warrant liability	1	369
Foreign exchange transaction loss	(52)
Interest income	21
Interest (expense)		(34)
Loss before provision for income taxes	(4,177)	(3,302)
Income tax benefit	2,552	79
Net loss and other comprehensive loss	(1,625)	(3,223)
Net (loss) income attributable to:
Owners of the Company	(1,729)	(3,066)
Non-controlling interest	104	(157)
Net (loss)	(1,625)	(3,223)
Comprehensive (loss) income attributable to:
Owners of the Company	(1,729)	(3,066)
Non-controlling interest	104	(157)
Total comprehensive (loss) income for period	$ (1,625)	$ (3,223)
Loss per share
Basic and diluted	$ (0.13)	$ (0.25)
Weighted average shares outstanding
Basic and diluted	13,351	12,213